General information, statement of compliance and basis of presentation	6 Months Ended
Jun. 30, 2021
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General information, statement of compliance and basis of presentation	General information, statement of compliance and basis of presentation
General principles

The interim condensed consolidated financial statements as of June 30, 2021 and for the six month period ended June 30, 2021 were prepared under the supervision of the management of the Company and were approved by the Executive Board and reviewed by the Supervisory Board on September 8, 2021.

All amounts in the interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the interim condensed consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The summarized interim consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting”. As they are interim condensed financial statements, they do not contain all information required for the consolidated annual financial statements and should therefore be read in conjunction with the consolidated financial statements of the Company for the financial year ended December 31, 2020 as described below.

The interim condensed consolidated financial statements were prepared on a going concern basis. The Executive Board determined it is appropriate to apply a going concern assumption because the Company’s historical losses are due to the innovative nature of the products it is developing, which necessitates a research and development phase spanning multiple years. With cash and cash equivalents of €102.3 million as of June 30, 2021, the Company believes it has sufficient resources to continue operating for at least twelve months following the interim condensed consolidated financial statements’ publication.

Seasonality of the Company’s activities

According to IAS 34 – Interim Financial Reporting, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed financial statements in order to provide a better understanding and comparison of its interim financial statements.

As mentioned in Note 15 Revenues and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.
Therefore, the following interim condensed financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34-20.
Statement of compliance and basis of presentation

The interim condensed consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of June 30, 2021. The interim condensed consolidated financial statements are also compliant with IFRS as adopted by the European Union.

The accounting principles used to prepare the interim condensed consolidated financial statements for the six month period ended June 30, 2021 are identical to those used for the year ended December 31, 2020 except for the standards listed below that required adoption in 2021.
Application of New or Amended Standards and Interpretations

The Company adopted the following standards, amendments and interpretations whose application was mandatory for periods beginning on or after January 1, 2021:

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2 Flexibility measures relating to the accounting consequences of amendments to contracts following the reform of reference rates and hedge accounting criteria
Amendment to IFRS 16	Amendments for COVID-19 related to rent concessions

The application of these standards and these amendments had no impact on the interim consolidated condensed financial statements of the Company.

Early application of New or Amended Standards and Interpretations

The Company elected not to early adopt the new standards, amendments and interpretations, which application was not yet mandatory for the six month period ended June 30, 2021.

IFRS 17	Insurance contracts and related amendments
Amendment to IAS 1	Classification of liabilities as current and non-current Disclosure of significant accounting policies Update of Practice Statement 2 "Making materiality”
Amendment to IAS 37	Onerous Contracts - Cost of Performing a Contract
Amendment to IFRS 3	Conceptual Framework
Amendment to IAS 8	Definition of an accounting estimate
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use

The expected impact of these standards on the consolidated financial statements is not significant.